Commitments Contingencies (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Statement [Line Items]
Minimum rental and lease payments	$ 4,965	$ 5,346
Later than five years [Member]
Statement [Line Items]
Minimum rental and lease payments	3,067	3,210
Not later than one year [Member]
Statement [Line Items]
Minimum rental and lease payments	700	459
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Minimum rental and lease payments	$ 1,198	$ 1,677